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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [_]; Amendment Number:
                                               ------------------

   This Amendment (Check only one.):      [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Capital, Ltd.
Address: 2 Bethesda Metro Center, 14th Floor
         Bethesda, MD  20814

Form 13F File Number: 028-13371

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Samuel A. Flax
Title: Executive Vice President, Chief Compliance Officer, Secretary and General Counsel
Phone:   301-951-6122

Signature, Place, and Date of Signing:


    /s/ Samuel A. Flax             Bethesda, MD             August 12, 2009
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         1
Form 13F Information Table Value Total:  $114,852
                                       (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

                                                                                                  VOTING AUTHORITY
NAME OF   TITLE OF             VALUE   SHRS OR              PUT/     INVESTMENT    OTHER  -------------------------------
ISSUER      CLASS    CUSIP   (x$1000)  PRN AMT    SH/PRN    CALL     DISCRETION  MANAGERS    SOLE       SHARED     NONE
--------- -------- --------- -------- --------- --------- -------- ------------- -------- ----------- ---------- --------
American  Common   02503X105 $114,852 5,000,100    SH              SOLE          N/A      5,000,100
Capital   Stock
Agency
Corp.